Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 468,420	$ 86,685	$ 144,787
Accounts Receivable	2,668	1,106	15,438
Inventory (see note 2)	85,587	75,768	112,155
Other	3,182	6,964	99,846
Total current assets	559,857	170,523	372,226
PROPERTY AND EQUIPMENT, NET (see note 3)	22,030	27,826	63,598
INTANGIBLE ASSETS, NET (see note 4)	149,278	160,819	183,903
OTHER LONG-TERM ASSETS (see note 5)	20,832	20,832	28,491
TOTAL ASSETS	751,997	380,000	648,218
CURRENT LIABILITIES
Accounts payable	296,549	324,027	373,742
Accrued interest on notes payable (see note 9)	204,195	139,727	13,912
Deferred compensation (see note 6)	216,799	166,465	152,993
Other short-term debt (see note 7)	417,752	739,824
Other current liabilities (see note 8)	18,672	24,760	70,469
Due to affiliates	14,487	14,487	20,863
Total current liabilities	1,168,454	1,409,290	631,979
NOTES PAYABLE, NET (see note 9)	1,765,895	1,649,874	1,386,279
Total liabilities	2,934,349	3,059,164	2,018,258
SHAREHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 50,000,000 authorized, none issued and outstanding
Common stock	34,502	16,502	13,930
Paid in capital	6,936,360	5,365,181	5,022,566
Foreign currency translation adjustment	12,260	12,119	17,516
Accumulated deficit	(9,160,780)	(8,069,326)	(6,421,740)
Non-controlling interest	(4,694)	(3,640)	(2,312)
Total equity (deficit)	(2,182,352)	(2,679,164)	(1,370,040)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 751,997	$ 380,000	$ 648,218